Related party transactions (Details Textual) (Cummins Westport Inc [Member], USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Due from Related Parties		$ 3,621	$ 2,127
Related Party Transaction, Expenses from Transactions with Related Party	3,084	6,254	6,464
Interest Expense [Member]
Related Party Transaction, Expenses from Transactions with Related Party	$ 116	$ 0	$ 114